Offerings - Offering: 1	Nov. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,045,818
Proposed Maximum Offering Price per Unit	1.32
Maximum Aggregate Offering Price	$ 4,020,479.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 555.23
Offering Note	If, as a result of stock splits, stock dividends or similar transactions, the number of securities purported to be registered by this Registration Statement changes, the provisions of Rule 416 under the Securities Act of 1933, as amended, shall apply to this Registration Statement, and this Registration Statement shall be deemed to cover the additional securities resulting from the split of, or the dividend on, the securities covered by this Registration Statement.

Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.32 per share, which is the average of the high and low prices of the Registrant’s common stock, as reported on the Nasdaq Capital Market, on November 21, 2025.